Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 87.1%
		Argentina: 1.5%
510,000	(1)	Arcor SAIC, 8.250%, 10/09/2027	$549,165	0.6
1,100,000	(1)	YPF SA, 8.500%, 06/27/2029	828,526	0.9
			1,377,691	1.5

		Brazil: 4.3%
750,000	(2)	Banco do Brasil SA/Cayman, 9.000%, 12/31/2199	751,586	0.8
675,000	(1)	CSN Resources SA, 4.625%, 06/10/2031	535,457	0.6
250,000		Fibria Overseas Finance Ltd., 5.500%, 01/17/2027	251,272	0.3
950,000	(1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.625%, 01/15/2032	770,873	0.9
475,000	(1)	Minerva Luxembourg SA, 4.375%, 03/18/2031	390,676	0.4
900,000		Nexa Resources SA, 6.500%, 01/18/2028	878,099	1.0
300,000	(1)	Suzano Austria GmbH, 7.000%, 03/16/2047	299,978	0.3
			3,877,941	4.3

		Chile: 4.7%
475,000	(1)	Antofagasta PLC, 5.625%, 05/13/2032	466,471	0.5
525,000	(1)	ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par, 4.050%, 04/27/2026	463,664	0.5
800,000		Banco de Credito e Inversiones SA, 2.875%, 10/14/2031	666,645	0.7
600,000	(1)	Celulosa Arauco y Constitucion SA, 4.200%, 01/29/2030	560,441	0.6
200,000		Celulosa Arauco y Constitucion SA, 5.500%, 11/02/2047	178,754	0.2
370,000	(1)	Cia Cervecerias Unidas SA, 3.350%, 01/19/2032	312,600	0.4
630,000		Engie Energia Chile SA, 3.400%, 01/28/2030	515,508	0.6
575,000	(1)	Inversiones CMPC SA, 3.000%, 04/06/2031	482,126	0.5
800,000		Telefonica Moviles Chile SA, 3.537%, 11/18/2031	656,552	0.7
			4,302,761	4.7

		China: 2.2%
650,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	628,894	0.7
600,000	(1)	ENN Clean Energy International Investment Ltd., 3.375%, 05/12/2026	523,347	0.6
950,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	872,355	0.9
			2,024,596	2.2

		Colombia: 5.0%
750,000	(2)	Bancolombia SA, 4.625%, 12/18/2029	660,409	0.7
500,000	(1)	Canacol Energy Ltd., 5.750%, 11/24/2028	442,382	0.5
975,000		Ecopetrol SA, 6.875%, 04/29/2030	886,390	1.0
625,000	(1)	Geopark Ltd., 5.500%, 01/17/2027	538,328	0.6
600,000	(1)	Millicom International Cellular SA, 4.500%, 04/27/2031	505,736	0.5
450,000	(1)	Millicom International Cellular SA, 5.125%, 01/15/2028	419,240	0.5
800,000		Oleoducto Central SA, 4.000%, 07/14/2027	707,135	0.8
500,000	(1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	407,627	0.4
			4,567,247	5.0

		Ghana: 0.7%
735,000	(1)	Tullow Oil PLC, 10.250%, 05/15/2026	590,808	0.7

		Guatemala: 1.5%
750,000	(1)	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.250%, 04/27/2029	700,676	0.7
800,000	(1)	CT Trust, 5.125%, 02/03/2032	703,630	0.8
			1,404,306	1.5

		Hong Kong: 1.9%
600,000	(1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	495,543	0.5
650,000	(1)	Lenovo Group Ltd., 5.831%, 01/27/2028	627,950	0.7
635,000	(1)	Lenovo Group Ltd., 6.536%, 07/27/2032	615,690	0.7
			1,739,183	1.9

		India: 5.7%
450,000		Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	378,495	0.4
800,000	(1)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	795,756	0.9

Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		India: (continued)
1,200,000	(1)	JSW Steel Ltd., 5.050%, 04/05/2032	$948,931	1.0
525,000	(1),(2)	Network i2i Ltd., 3.975%, 12/31/2199	459,375	0.5
535,000	(1)	Reliance Industries Ltd., 2.875%, 01/12/2032	434,242	0.5
720,000	(1)	Reliance Industries Ltd., 3.667%, 11/30/2027	667,705	0.7
700,000	(1)	Summit Digitel Infrastructure Ltd., 2.875%, 08/12/2031	538,622	0.6
550,000	(1)	Vedanta Resources Finance II PLC, 8.950%, 03/11/2025	374,313	0.4
700,000	(1)	Vedanta Resources Finance II PLC, 13.875%, 01/21/2024	610,500	0.7
			5,207,939	5.7

		Indonesia: 3.2%
1,100,000	(1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	996,151	1.1
800,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	698,086	0.8
550,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	529,262	0.6
250,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	240,574	0.2
600,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.000%, 06/30/2030	493,223	0.5
			2,957,296	3.2

		Israel: 5.9%
1,000,000	(1)	Altice Financing SA, 5.750%, 08/15/2029	788,438	0.9
925,000		Bank Hapoalim, 3.255%, 01/21/2032	795,944	0.9
800,000	(1),(2)	Bank Leumi Le-Israel BM, 3.275%, 01/29/2031	711,684	0.8
500,000	(1)	Bank Leumi Le-Israel BM, 5.125%, 07/27/2027	495,666	0.5
500,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	473,437	0.5
600,000	(1),(2)	Mizrahi Tefahot Bank Ltd., 3.077%, 04/07/2031	528,750	0.6
1,250,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,095,663	1.2
575,000		Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 05/09/2029	512,812	0.5
			5,402,394	5.9

		Kuwait: 2.0%
550,000	(1)	Equate Petrochemical BV, 2.625%, 04/28/2028	480,563	0.5
575,000		Equate Petrochemical BV, 4.250%, 11/03/2026	551,188	0.6
900,000	(1),(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	828,592	0.9
			1,860,343	2.0

		Macau: 1.4%
1,500,000	(1)	Melco Resorts Finance Ltd., 5.750%, 07/21/2028	1,256,579	1.4

		Malaysia: 1.6%
375,000	(1)	CIMB Bank Bhd, 2.125%, 07/20/2027	328,585	0.4
650,000	(1)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	484,512	0.5
725,000	(1)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	657,908	0.7
			1,471,005	1.6

		Mexico: 6.7%
950,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	863,811	0.9
500,000	(1),(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	458,576	0.5
1,000,000	(1)	Braskem Idesa SAPI, 6.990%, 02/20/2032	715,713	0.8
850,000	(1)	Cemex SAB de CV, 5.200%, 09/17/2030	794,463	0.9
650,000	(1)	GCC SAB de CV, 3.614%, 04/20/2032	541,893	0.6
500,000	(1),(2)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	497,392	0.5
500,000	(1)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	413,916	0.5
675,000		Petroleos Mexicanos, 6.875%, 08/04/2026	639,020	0.7
625,000	(1)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	593,299	0.6
600,000		Southern Copper Corp., 5.875%, 04/23/2045	615,004	0.7
			6,133,087	6.7

Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Morocco: 0.5%
500,000		OCP SA, 6.875%, 04/25/2044	$474,583	0.5

		Oman: 1.6%
950,000	(1)	OQ SAOC, 5.125%, 05/06/2028	903,155	1.0
550,000	(1)	Oryx Funding Ltd., 5.800%, 02/03/2031	526,099	0.6
			1,429,254	1.6

		Panama: 1.8%
825,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	718,612	0.8
1,000,000		C&W Senior Financing DAC, 6.875%, 09/15/2027	932,180	1.0
			1,650,792	1.8

		Peru: 1.1%
500,000	(2)	Banco de Credito del Peru S.A., 3.125%, 07/01/2030	453,955	0.5
650,000	(1)	InRetail Consumer, 3.250%, 03/22/2028	559,831	0.6
			1,013,786	1.1

		Poland: 0.8%
785,000	(1)	Canpack SA / Canpack US LLC, 3.125%, 11/01/2025	690,839	0.8

		Qatar: 1.8%
700,000		Commercial Bank PSQC/THE, 4.500%, 12/31/2049	629,667	0.7
650,000	(1)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	560,125	0.6
650,000	(1)	QatarEnergy Trading LLC, 3.300%, 07/12/2051	481,520	0.5
			1,671,312	1.8

		Russia: 0.1%
1,000,000	(1),(2),(3),(4)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	63,000	0.1
500,000	(1),(2),(4)	Sovcombank Via SovCom Capital DAC, 7.750%, 12/31/2199	43,438	0.0
			106,438	0.1

		Saudi Arabia: 4.4%
400,000	(1)	Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026	364,040	0.4
525,000	(1)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	441,857	0.5
650,000		EIG Pearl Holdings Sarl, 4.387%, 11/30/2046	501,394	0.6
275,000	(1)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	235,564	0.3
1,400,000	(1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	1,156,747	1.3
700,000		Saudi Arabian Oil Co., 2.875%, 04/16/2024	678,090	0.7
600,000		Saudi Electricity Global Sukuk Co. 2, 5.060%, 04/08/2043	588,270	0.6
			3,965,962	4.4

		Singapore: 0.8%
800,000	(1),(2)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	718,628	0.8

		South Africa: 3.3%
600,000		AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	524,147	0.6
400,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	384,179	0.4
875,000	(1)	Bidvest Group UK PLC/The, 3.625%, 09/23/2026	790,668	0.9
775,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	769,018	0.8
625,000		Sasol Financing USA LLC, 4.375%, 09/18/2026	554,061	0.6
			3,022,073	3.3

		South Korea: 6.9%
700,000	(1)	Kookmin Bank, 2.500%, 11/04/2030	558,635	0.6
550,000	(1),(2)	Kookmin Bank, 4.350%, 12/31/2199	515,099	0.6
450,000		Korea Development Bank/The, 4.250%, 09/08/2032	426,763	0.5
1,300,000	(1)	Korea Electric Power Corp., 3.625%, 06/14/2025	1,244,973	1.4
650,000	(1)	Korea Electric Power Corp., 5.500%, 04/06/2028	654,351	0.7
550,000	(1)	KT Corp., 4.000%, 08/08/2025	535,556	0.6
775,000	(1)	POSCO, 4.375%, 08/04/2025	750,449	0.8
425,000	(1),(2)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	365,394	0.4
700,000	(1)	SK Hynix, Inc., 2.375%, 01/19/2031	513,905	0.5
725,000	(1)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	713,719	0.8
			6,278,844	6.9

Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Taiwan: 0.7%
650,000	(1)	TSMC Global Ltd., 4.625%, 07/22/2032	$640,872	0.7

		Thailand: 2.8%
500,000	(1)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	477,575	0.5
800,000	(1),(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	759,653	0.8
725,000	(1)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	644,079	0.7
1,000,000	(1)	PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059	675,443	0.8
			2,556,750	2.8

		Turkey: 2.2%
250,000	(1)	Akbank TAS, 6.800%, 02/06/2026	242,246	0.3
550,000	(1)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	520,350	0.6
550,000		Turkiye Is Bankasi AS, 6.125%, 04/25/2024	546,666	0.6
700,000	(1)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	684,067	0.7
			1,993,329	2.2

		United Arab Emirates: 6.0%
850,000	(1)	Abu Dhabi National Energy Co. PJSC, 2.000%, 04/29/2028	756,753	0.8
700,000		DP World Ltd., 6.850%, 07/02/2037	746,046	0.8
650,000	(2)	Emirates NBD Bank PJSC, 6.125%, 12/31/2199	643,081	0.7
446,595		Galaxy Pipeline Assets Bidco Ltd., 1.750%, 09/30/2027	414,452	0.5
485,447	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	414,247	0.5
386,612	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	312,211	0.4
500,000		MAF Global Securities Ltd., 4.750%, 05/07/2024	493,831	0.5
1,150,000	(1)	MDGH GMTN RSC Ltd., 5.500%, 04/28/2033	1,218,395	1.3
521,435	(1)	Sweihan PV Power Co. PJSC, 3.625%, 01/31/2049	420,465	0.5
			5,419,481	6.0

		United Kingdom: 1.9%
1,600,000	(2)	HSBC Holdings PLC, 7.390%, 11/03/2028	1,684,365	1.9

		United States: 2.1%
950,000		Dollar General Corp., 5.000%, 11/01/2032	940,111	1.1
950,000	(1)	Oncor Electric Delivery Co. LLC, 4.550%, 09/15/2032	933,078	1.0
			1,873,189	2.1

	Total Corporate Bonds/Notes
	(Cost $88,368,285)		79,363,673	87.1

SOVEREIGN BONDS: 1.5%
		Panama: 0.7%
600,000		Panama Government International Bond, 6.400%, 02/14/2035	610,446	0.7

		Poland: 0.8%
700,000		Republic of Poland Government International Bond, 5.750%, 11/16/2032	747,784	0.8

	Total Sovereign Bonds
	(Cost $1,286,347)		1,358,230	1.5

	Total Long-Term Investments
	(Cost $89,654,632)		80,721,903	88.6

SHORT-TERM INVESTMENTS: 9.8%
	Commercial Paper: 6.5%
1,000,000	Agilent Technologies, Inc., 5.550%, 01/05/2023	999,240	1.1
1,000,000	American Electric Power Co., Inc., 5.410%, 01/06/2023	999,111	1.1
1,000,000	General Mills, Inc., 6.150%, 01/03/2023	999,495	1.1
2,000,000	Mondelez International, Inc., 5.770%, 01/04/2023	1,998,735	2.1
1,000,000	Verizon Communications, Inc., 5.770%, 01/04/2023	999,368	1.1

	Total Commercial Paper
	(Cost $5,997,457)	5,995,949	6.5

Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.3%
2,994,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.150%
	(Cost $2,994,000)	$2,994,000	3.3

	Total Short-Term Investments
	(Cost $8,991,457)	8,989,949	9.8

	Total Investments in Securities (Cost $98,646,089)	$89,711,852	98.4
	Assets in Excess of Other Liabilities	1,424,737	1.6
	Net Assets	$91,136,589	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2022.
(3)	Defaulted security.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2022, the Fund held restricted securities with a fair value of $106,438 or 0.1% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of December 31, 2022.

Sector Diversification	Percentage of Net Assets
Financial	18.8%
Energy	15.4
Basic Materials	14.6
Utilities	9.4
Communications	9.2
Consumer, Non-cyclical	8.1
Consumer, Cyclical	4.9
Industrial	4.1
Technology	2.6
Sovereign Bonds	1.5
Short-Term Investments	9.8
Assets in Excess of Other Liabilities	1.6
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$79,363,673	$–	$79,363,673
Sovereign Bonds	–	1,358,230	–	1,358,230
Short-Term Investments	2,994,000	5,995,949	–	8,989,949
Total Investments, at fair value	$2,994,000	$86,717,852	$–	$89,711,852
Other Financial Instruments+
Futures	114,646	–	–	114,646
Total Assets	$3,108,646	$86,717,852	$–	$89,826,498
Liabilities Table
Other Financial Instruments+
Futures	$(45,719)	$–	$–	$(45,719)
Total Liabilities	$(45,719)	$–	$–	$(45,719)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2022, Voya VACS Series EMCD Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Alfa Bank AO Via Alfa Bond Issuance PLC	11/21/2019	$1,005,425	$63,000
Sovcombank Via SovCom Capital DAC	1/30/2020	500,000	43,438
		$1,505,425	$106,438

At December 31, 2022, the following futures contracts were outstanding for Voya VACS Series EMCD Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	61	03/31/23	$12,509,766	$12,287
U.S. Treasury 5-Year Note	54	03/31/23	5,828,203	(15,519)
U.S. Treasury Long Bond	8	03/22/23	1,002,750	(10,642)
U.S. Treasury Ultra Long Bond	5	03/22/23	671,563	(19,558)
			$20,012,282	$(33,432)
Short Contracts:
U.S. Treasury 10-Year Note	(89)	03/22/23	(9,994,422)	57,185
U.S. Treasury Ultra 10-Year Note	(54)	03/22/23	(6,387,188)	45,174
			$(16,381,610)	$102,359

Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

At December 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $98,793,373.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$795,090
Gross Unrealized Depreciation	(9,807,684)
Net Unrealized Depreciation	$(9,012,594)